GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Goodwill [Line Items]
Goodwill, beginning balance	$ 3,777	$ 3,406	[1]
Acquisition of subsidiary	68,969
Translation differences	(283)	371
Goodwill, ending balance	62,896	3,777		3,406	[1]
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,732	1,562	[1]
Acquisition of subsidiary	53,584
Translation differences	(247)	170
Goodwill, ending balance	55,069	1,732		1,562	[1]
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	2,045	1,844	[1]
Acquisition of subsidiary	5,818
Translation differences	(36)	201
Goodwill, ending balance	$ 7,827	$ 2,045		$ 1,844	[1]

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.